CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Millions	Dec. 31, 2020 USD ($)
$5.0 Million Convertible Debentures [Member]
Supplemental Cash Flow Information [Abstract]
Face amount	$ 5.0